Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders
Profit/(Loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2019	2018	2017
	$ Thousands
(Loss)/profit for the year attributable to Kenon’s shareholders	(13,359)	434,213	236,590

Profit/(loss) for the year from discontinued operations (after tax)	24,653	(5,631)	476,565
Less: NCI	-	-	(24,928)
Profit/(loss) for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	24,653	(5,631)	451,637

(Loss)/profit for the year from continuing operations attributable to Kenon’s shareholders	(38,012)	439,844	(215,047

Schedule of Number of Ordinary Shares	Number of ordinary shares
	For the year ended December 31,
	2019	2018	2017
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,856	53,826	53,761